Share Capital (Details Textual) - USD ($)		6 Months Ended		12 Months Ended
	May 04, 2018	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2010
Share Capital [Line Items]
Stock split, description				As a result of the reverse split, every ten shares of the issued and outstanding common shares, without par value, consolidated into one newly-issued outstanding common share, without par value. Each fractional share remaining after the reverse split that was less than one-half of a share was cancelled and each fractional share that was at least one-half of a share was changed to one whole share.
Weighted average contractual life remaining on the outstanding warrants		45 months		51 months
Weighted average contractual life remaining on the outstanding options				35 months
Weighted average fair value of share options awarded		$ 5.67	$ 12.88	$ 12.88	$ 38.92	$ 66.36
Unrecognized share-based compensation expense		$ 137,000		$ 62,000
Unrecognized share-based compensation expense, recognition period		34 months		30 months
Intrinsic value of the options exercised						$ 57.99
Weighted Average Contractual Life Remaining		45 months		51 months
Subsequent Event [Member]
Share Capital [Line Items]
Stockholders' Equity, Reverse Stock Split	the Company's common shares at a ratio of 1-for-7
Performance Shares [Member]
Share Capital [Line Items]
Share based compensation, shares reserved for issuance							142,857
Employee Share Option [Member]
Share Capital [Line Items]
Share based compensation, shares reserved for issuance				228,143
Share based compensation, share option vesting schedule		Share options granted to directors, officers, employees and certain individual consultants for future service are subject to the following vesting schedule: (x) one-third shall vest at 12 months from the date of grant, (y) one-third shall vest at 24 months from the date of grant and (z) one-third shall vest at 36 months from the date of grant.		Share options granted to directors, officers, employees and certain individual consultants for past service are subject to the following vesting schedule: (a) one-third shall vest immediately, (b) one-third shall vest at 12 months from the date of grant and (c) one-third shall vest at 18 months from the date of grant.